UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3749

DWS State Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 90.9%
Massachusetts 81.9%
Bellingham, MA, Other General Obligation, 5.375%, 3/1/2015 (a)	1,765,000	1,858,033
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	1,950,000	1,741,564
8.0%, 9/1/2035	980,000	869,681
Boston, MA, Project Revenue, Convention Center Act 1997, Series A, 5.0%, 5/1/2015 (a)	2,730,000	2,838,272
Boston, MA, Senior Care Revenue, Industrial Development Finance Authority, First Mortgage, Springhouse, Inc., 5.5%, 7/1/2008	355,000	354,989
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	990,000	1,138,787
Groton-Dunstable, MA, School District General Obligation, Regional School District, 5.0%, 10/15/2015 (a)	1,920,000	2,023,814

Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (a)	1,260,000	1,334,428
Hopkinton, MA, Other General Obligation:
5.5%, 9/1/2012	1,735,000	1,858,948
5.5%, 9/1/2014	1,735,000	1,855,149
Ipswich, MA, General Obligation, Prerefunded, 5.25%, 11/15/2017 (a)	2,325,000	2,442,366
Massachusetts, Airport Revenue, Port Authority, Series A, 5.75%, 7/1/2011	2,000,000	2,143,140
Massachusetts, Airport Revenue, USAir Private Jet, AMT, Series A, 5.75%, 9/1/2016 (a)	1,000,000	993,490
Massachusetts, Bay Transportation Authority Revenue:
Series A, Prerefunded, 5.25%, 7/1/2021	2,000,000	2,187,460
Series A, 5.25%, 7/1/2025	2,960,000	3,251,530
Series A, 5.75%, 7/1/2011	355,000	373,098
Series A, 5.75%, 7/1/2015	535,000	562,274
Series B, 6.2%, 3/1/2016	3,100,000	3,509,014
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	7,793,388
Series C, ETM, 5.0%, 7/1/2015	190,000	206,152
Series C, 5.0%, 7/1/2015	2,985,000	3,237,800
Series C, ETM, 5.0%, 7/1/2016	75,000	81,457
Series C, 5.0%, 7/1/2016	2,125,000	2,305,646
Series A, 5.25%, 7/1/2020	6,270,000	6,864,020
Series A, 5.25%, 7/1/2021	5,000,000	5,461,500
Series C, ETM, 5.5%, 7/1/2017	165,000	185,615
Series C, 5.5%, 7/1/2017	4,835,000	5,423,419
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013	1,500,000	1,633,455
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	7,225,000	7,696,792
Massachusetts, Health & Educational Facilities Authority, Simmons College, Series F, Prerefunded, 5.0%, 10/1/2019 (a)	1,230,000	1,322,963
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM:
6.625%, 5/1/2010	2,575,000	2,757,567
6.75%, 5/1/2011	2,745,000	3,023,123
6.875%, 5/1/2014	1,300,000	1,493,024
Massachusetts, Higher Education Revenue, Development Finance Agency, Smith College, Prerefunded, 5.75%, 7/1/2015	1,265,000	1,352,361
Massachusetts, Higher Education Revenue, Development Finance Agency, WGBH Educational Foundation:
Series A, Prerefunded, 5.375%, 1/1/2015 (a)	1,200,000	1,296,360
Series A, Prerefunded, 5.375%, 1/1/2016 (a)	1,200,000	1,296,360
Series A, Prerefunded, 5.375%, 1/1/2017 (a)	1,200,000	1,296,360
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.375%, 7/1/2017	5,500,000	6,161,925
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, University of Massachusetts, Series C, Prerefunded, 5.5%, 10/1/2014 (a)	1,645,000	1,790,484
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,042,330
Series F, 5.75%, 7/1/2033	2,000,000	2,014,900
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	2,037,320
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	3,600,000	4,313,736
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	3,145,000	3,333,323
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013	1,505,000	1,528,659
Series D, Prerefunded, 6.35%, 7/15/2032	3,250,000	3,632,655

Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, New England Medical Center:
Series H, Prerefunded, 5.375%, 5/15/2018 (a)	4,875,000	5,209,717
Series H, Prerefunded, 5.375%, 5/15/2019 (a)	1,800,000	1,923,588
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	730,000	730,007
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,071,460
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Winchester Hospital, Series B, Prerefunded, 6.75%, 7/1/2030	1,925,000	2,073,167
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,750,000	3,782,587
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.25%, 7/1/2014 (a)	5,915,000	6,233,700
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	5,026,650
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant:
Series A, Zero Coupon, 12/15/2014	9,000,000	6,934,500
Series A, 5.5%, 12/15/2013	5,000,000	5,498,600
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes, Series A, 5.25%, 12/15/2012	7,050,000	7,601,239
Massachusetts, School District General Obligation, Development Finance Agency, Prerefunded, 5.375%, 9/1/2023	1,175,000	1,265,898
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (a)	2,600,000	2,855,918
Massachusetts, Special Obligation Dedicated Tax Revenue, Prerefunded, 5.25%, 1/1/2021 (a)	5,000,000	5,381,400
Massachusetts, State College Building Authority Project Revenue, Series A, 5.0%, 5/1/2031 (a)	2,630,000	2,622,715
Massachusetts, State Development Finance Agency Revenue, Biomedical Research:
Series C, 6.25%, 8/1/2013	2,180,000	2,297,437
Series C, 6.375%, 8/1/2014	1,000,000	1,060,380
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2021	2,500,000	2,590,750
Series P, 5.0%, 7/1/2022	1,500,000	1,547,175
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,565,550
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2022	1,750,000	1,573,618
Massachusetts, State Development Finance Agency Revenue, Resource Recovery, Series A, 5.625%, 1/1/2015 (a)	4,000,000	4,237,360
Massachusetts, State Development Finance Agency Revenue, Resource Recovery, SEMASS Partnership, Series A, 5.625%, 1/1/2014 (a)	5,000,000	5,306,650
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	8,393,208
Massachusetts, State General Obligation:
Series A, 2.385% *, 11/1/2018	5,000,000	4,450,000
Series D, 5.5%, 11/1/2016	500,000	557,305
Series D, 5.5%, 11/1/2019	4,325,000	4,838,940
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2014 (a)	4,990,000	5,513,700
Series C, 5.5%, 11/1/2015 (a)	12,500,000	13,817,500
Series D, 5.5%, 11/1/2019 (a)	2,500,000	2,785,100
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music, Series A, 5.0%, 10/1/2023	3,385,000	3,439,905
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.75%, 7/1/2031 (b)	3,000,000	3,031,800
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup, Series E-1, 5.125%, 7/1/2038	1,500,000	1,429,425
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East Issue, Series C, 2.613% *, 11/15/2032	2,000,000	1,568,000

Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,103,160
Massachusetts, State Health & Educational Facilities Authority Revenue, Havard University, Series B, 5.0%, 10/1/2038	10,000,000	10,207,200
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems:
Series G-5, 5.0%, 7/1/2022	1,400,000	1,428,476
Series C, Prerefunded, 5.75%, 7/1/2032	7,700,000	8,361,353
Series C, 5.75%, 7/1/2032	300,000	305,838
Massachusetts, State Health & Educational Facilities Authority Revenue, Quincy Medical Center, Series A, 6.25%, 1/15/2028	1,450,000	1,396,974
Massachusetts, State Health & Educational Facilities Authority Revenue, UMass Worcester:
Series B, Prerefunded, 5.25%, 10/1/2013 (a)	220,000	234,412
Series B, 5.25%, 10/1/2013 (a)	280,000	293,230
Massachusetts, State Port Authority Revenue, AMT:
Series D, 6.125%, 7/1/2013	1,860,000	1,922,515
Series D, 6.125%, 7/1/2014	1,990,000	2,042,755
Series D, 6.125%, 7/1/2015	2,130,000	2,184,613
Series D, 6.25%, 7/1/2016	1,850,000	1,898,340
Series D, 6.25%, 7/1/2017	1,550,000	1,590,037
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project, AMT:
Series A, 5.5%, 1/1/2014 (a)	4,000,000	3,892,840
Series A, 5.5%, 1/1/2015 (a)	3,000,000	2,890,560
Series A, 5.5%, 1/1/2016 (a)	3,000,000	2,859,960
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, 5.0%, 8/15/2021 (a)	4,500,000	4,680,135
Series A, 5.0%, 8/15/2024 (a)	7,800,000	8,071,128
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, Series 2, 5.7%, 2/1/2015	35,000	35,097
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019 (c)	4,000,000	4,685,880
Massachusetts, State Water Pollution Abatement Treatment, Pool Program:
Series 7, 5.25%, 2/1/2014	3,705,000	3,897,771
Series 6, 5.625%, 8/1/2015	120,000	127,192
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	122,983
Series 11, Prerefunded, 5.0%, 8/1/2020	3,000,000	3,256,050
Series 11, 5.0%, 8/1/2020	100,000	104,856
Massachusetts, State Water Resources Authority:
Series C, ETM, 5.25%, 12/1/2015	2,460,000	2,662,384
Series C, 5.25%, 12/1/2015	1,570,000	1,690,058
Series A, 5.25%, 8/1/2026 (a)	1,950,000	2,041,708
Series D, ETM, 5.5%, 8/1/2011 (a)	5,000,000	5,360,350
Massachusetts, Transportation/Tolls Revenue, Series E, Prerefunded, 5.25%, 1/1/2022 (a)	4,500,000	4,795,515

Massachusetts, Transportation/Tolls Revenue, Rail Connections, Inc., Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015	750,000	512,813
Series B, Prerefunded, Zero Coupon, 7/1/2016	1,025,000	655,754
Series B, Prerefunded, Zero Coupon, 7/1/2017	1,000,000	598,210
Series A, ETM, 5.3%, 7/1/2009	705,000	729,809
Series A, Prerefunded, 6.0%, 7/1/2012	250,000	265,443
Series A, Prerefunded, 6.0%, 7/1/2014	250,000	265,443
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,077,340
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, Pool Loan Program, Series 5, ETM, 5.375%, 8/1/2015	5,000,000	5,543,000
Massachusetts, Water & Sewer Revenue, Water Resource Authority:

Series C, 5.25%, 12/1/2015 (a)	6,050,000	6,486,205
Series A, ETM, 5.5%, 8/1/2013 (a)	1,445,000	1,585,021
Series A, ETM, 6.5%, 7/15/2019	3,110,000	3,632,013
Medford, MA, Core City General Obligation, 5.0%, 2/15/2015 (a)	2,085,000	2,185,935
Middleborough, MA, Other General Obligation, Prerefunded:
5.25%, 1/15/2017 (a)	1,525,000	1,601,723
5.25%, 1/15/2018 (a)	1,515,000	1,591,220
5.25%, 1/15/2019 (a)	1,470,000	1,543,956
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012 (a)	1,145,000	1,224,268
Northbridge, MA, Core City General Obligation, 5.25%, 2/15/2014 (a)	1,490,000	1,582,484
Plymouth, MA, County General Obligation:
5.75%, 10/15/2015 (a)	1,900,000	2,018,104
5.75%, 10/15/2016 (a) (c)	1,725,000	1,832,226
Route 3 North, MA, Transportation/Tolls Revenue, Transportation Improvement Association, Prerefunded:
5.75%, 6/15/2012 (a)	1,105,000	1,169,587
5.75%, 6/15/2013 (a)	2,500,000	2,646,125
Springfield, MA, Core City General Obligation, Prerefunded, 5.25%, 1/15/2019 (a)	1,000,000	1,066,000
Springfield, MA, Core City General Obligation, Municipal Purpose Loan, Prerefunded:
5.5%, 8/1/2015 (a)	1,505,000	1,612,893
5.5%, 8/1/2016 (a)	1,685,000	1,805,798
Springfield, MA, Water & Sewer Revenue, Series A, Prerefunded, 5.375%, 11/1/2016 (a)	1,250,000	1,351,025
Tantasqua, MA, School District General Obligation, Regional School District, Prerefunded:
5.625%, 8/15/2012 (a)	1,000,000	1,069,530
5.625%, 8/15/2014 (a)	2,575,000	2,754,040
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 (a)	11,880,000	12,299,483
University of Massachusetts, Higher Education Revenue, University Building Authority, Prerefunded:
Series 2, 5.5%, 11/1/2015 (a)	1,185,000	1,258,304
Series 2, 5.5%, 11/1/2016 (a)	1,250,000	1,327,325
Westfield, MA, Core City General Obligation, Prerefunded, 6.5%, 5/1/2013 (a)	1,170,000	1,261,506
Westford, MA, General Obligation:
5.125%, 4/1/2017 (a)	85,000	88,062
Prerefunded, 5.125%, 4/1/2017 (a)	1,065,000	1,120,455
Westford, MA, School District General Obligation, Series A, 5.75%, 4/1/2012 (a)	1,140,000	1,195,450
Worcester, MA, Core City General Obligation, Series A, 5.5%, 8/15/2016 (a)	1,285,000	1,347,194
Worcester, MA, Other General Obligation, Prerefunded, 5.625%, 8/15/2015 (a)	705,000	754,019

		400,334,813
Puerto Rico 9.0%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	8,000,000	8,379,840
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	3,970,000	3,980,560
Commonwealth of Puerto Rico, State General Obligation, Series A, 5.5%, 7/1/2022 (a) (c)	5,000,000	5,083,100
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:
Series Y, ETM, 6.25%, 7/1/2014	1,855,000	2,136,088
Series Y, 6.25%, 7/1/2014	145,000	159,780
Puerto Rico, Electric Power Authority Revenue, Series WW, 5.375%, 7/1/2024	5,000,000	5,106,700
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series H, 5.5%, 7/1/2016 (a)	10,350,000	10,833,759
Series M, 6.25%, 7/1/2022	5,000,000	5,403,550
Puerto Rico, State General Obligation, Highway & Transportation Authority, Series Y, 5.5%, 7/1/2015 (a)	2,500,000	2,719,100

		43,802,477

Total Municipal Bonds and Notes (Cost $432,272,226)		444,137,290

Municipal Inverse Floating Rate Notes (d) 26.9%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (e)	10,000,000	10,940,700
Trust: Massachusetts, Austin Trust Various States, Bay Transportation Sales, Series 2008-1111, 144A, 12.9%, 7/1/2028, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2025 (e)	5,000,000	5,207,300
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2026 (e)	5,000,000	5,207,300
Trust: Massachusetts, Department of Agricultural Resources Municipal Trust, Various States, Series 3001, 144A, 14.81%, 8/1/2025, Leverage Factor at purchase date: 4 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (a) (e)	20,000,000	20,798,900
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 14.39%, 8/1/2026, Leverage Factor at purchase date: 4 to 1
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023 (a) (e)	15,000,000	15,703,950
Trust: Massachusetts, State General Obligation Series 2755-1, 144A, 33.283%, 8/1/2023, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series D, 5.0%, 11/1/2024 (a) (e)	10,000,000	10,654,100
Trust: Massachusetts, State General Obligation, RITES-PA 1281, 144A, 8.22%, 11/1/2024, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2011 (a) (e)	8,390,000	8,702,569
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 592A, AMT, 144A, 9.145%, 7/1/2011, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2012 (a) (e)	1,610,000	1,669,981
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 592B, AMT, 144A, 9.145%, 7/1/2012, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 5.5%, 7/1/2018 (e)	2,620,000	2,662,772
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598F, AMT, 144A, 9.135%, 7/1/2018, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031(e)	12,615,000	13,833,701
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 35.756%, 8/1/2031, Leverage Factor at purchase date: 10 to 1
Massachusetts, State Water Resource Authority, Series D, Prerefunded, 5.0%, 8/1/2021 (a) (e)	13,175,000	14,000,693
Trust: Massachusetts, State Water Resource Authority, Series R-252, Prerefunded, 144A, 8.217%, 8/1/2021, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021 (a) (e)	10,000,000	11,174,000
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 72.95%, 8/1/2021, Leverage Factor at purchase date: 20 to 1
Massachusetts, State General Obligation, Series E, 5.0%, 11/1/2023 (a) (e)	10,000,000	10,881,300
Trust: Reset Option Certificates Trust II, Various States, Series R-680-1, 144A, 64.28%, 11/1/2023, Leverage Factor at purchase date: 20 to 1

Total Municipal Inverse Floating Rate Notes (Cost $130,402,485)		131,437,266
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $562,674,711) †	117.8	575,574,556
Other Assets and Liabilities, Net	(17.8)	(86,831,424)

Net Assets	100.0	488,743,132

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.

†

The cost for federal income tax purposes was $562,471,382. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $13,103,174. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,612,138 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,508,964.

(a)			Bond is insured by one of these companies:

			As a % of Total
	Insurance Coverage		Investment Portfolio
	Ambac Financial Group, Inc.		12.7
	Financial Guaranty Insurance Company		10.2
	Financial Security Assurance, Inc.		15.4
	Municipal Bond Insurance Association		10.5
(b)			When-issued security.
(c)			At June 30, 2008, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(d)			Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)			Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At June 30, 2008, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

12/10/2008 12/10/2023	8,800,000[1]	Fixed — 2.69%	Floating — LIBOR	(168,645)
11/18/2008 11/18/2025	5,300,000[2]	Fixed — 5.281%	Floating — LIBOR	(239,107)
5/12/2009 5/12/2028	7,400,000[1]	Fixed — 4.993%	Floating — LIBOR	(60,119)
Total unrealized depreciation				(467,871)

Counterparties:
1	Morgan Stanley Co., Inc.
2	JPMorgan Chase Securities, Inc.
LIBOR: Represents the London InterBank Offered Rate.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments††
Level 1 - Quoted Prices	$ -	$ -
Level 2 - Other Significant	575,574,556	(467,871)
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$ 575,574,556	$ (467,871)

†† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008